Balance Sheet Components - Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Other Liabilities Disclosure [Abstract]
Deferred rent	$ 981	$ 1,476
Other non-current liabilities	557	645
Total other non-current liabilities	$ 1,538	$ 2,121